Notes Payable - Summary of Notes payable (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Notes Payable [Line Items]
Total Notes payable	$ 6,238	$ 8,830
Unamortized deferred financing costs	(96)
Less current portion	(493)	(1,178)
Total	5,745	7,652
LMFA Note Payable [Member]
Notes Payable [Line Items]
Total Notes payable		968
Long-Term Debt, Gross	443	968
LMFAO Note Payable [Member]
Notes Payable [Line Items]
Total Notes payable		2,785
Long-Term Debt, Gross	1,758	2,785
Maxim Note Payable [Member]
Notes Payable [Line Items]
Total Notes payable		4,167
Long-Term Debt, Gross	3,640	4,167
Insurance Financing [Member]
Notes Payable [Line Items]
Total Notes payable		910
Long-Term Debt, Gross	$ 493	$ 910